INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net Operating Loss Carry Forward	$ 18,300,000	$ 13,300,000
State [Member]
Net Operating Loss Carry Forward	917,000	667,000
Valuation Allowance	(917,000)	(667,000)
Net Deferred Tax Asset	0	0
Federal [Member]
Net Operating Loss Carry Forward	3,212,000	2,163,000
Valuation Allowance	(3,212,000)	(2,163,000)
Net Deferred Tax Asset	$ 0	$ 0